OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2022 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.20%
CLOSED-END FUNDS - 20.54%
CORE - 4.67%
Adams Diversified Equity Fund, Inc.	598,567	$8,643,307
General American Investors Company, Inc.	132,550	4,415,241
Royce Micro-Cap Trust, Inc.	19,884	165,634
Royce Value Trust, Inc.	60,712	835,397
Source Capital, Inc.	32,792	1,180,512
Tri-Continental Corporation	170,423	4,482,125
		19,722,216
DEVELOPED MARKET - 1.00%
Aberdeen Japan Equity Fund, Inc.	48,263	336,393
European Equity Fund, Inc. (The)	31,994	278,988
First Trust Dynamic Europe Equity Income Fund	20,598	295,375
Japan Smaller Capitalization Fund, Inc.	209,255	1,835,167
Morgan Stanley Asia-Pacific Fund, Inc.	62,901	1,028,431
New Germany Fund, Inc. (The)	4,628	64,653
New Ireland Fund, Inc. (The) *	43,689	393,201
		4,232,208
EMERGING MARKETS - 2.27%
Central and Eastern Europe Fund, Inc.	50,519	1,215,032
First Trust/Aberdeen Emerging Opportunity Fund	47,037	632,648
Herzfeld Caribbean Basin Fund, Inc. (The) *	67,356	394,032
India Fund, Inc. (The)	40,866	873,715
Mexico Equity & Income Fund, Inc. (The)	26,410	279,154
Mexico Fund, Inc. (The)	51,452	712,096
Taiwan Fund, Inc. (The) *	13,521	242,432
Templeton Dragon Fund, Inc.	192,777	3,832,406
Templeton Emerging Markets Fund	93,668	1,393,780
		9,575,295
ENERGY MLP FUNDS - 0.97%
ClearBridge Energy Midstream Opportunity Fund Inc.	78,858	757,825
ClearBridge MLP and Midstream Total Return Fund Inc.	60,354	585,434
Cushing Energy Income Fund (The)	32,665	246,947
Kayne Anderson Midstream/Energy Fund, Inc.	212,310	2,526,490
		4,116,696

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL - 3.04%
Aberdeen Global Dynamic Dividend Fund	54,152	$512,819
Aberdeen Total Dynamic Dividend Fund	525,013	4,331,358
Clough Global Dividend and Income Fund	36,472	404,839
Delaware Enhanced Global Dividend and Income Fund	163,402	1,580,097
Gabelli Global Small and Mid Cap Value Trust (The)	121,475	1,428,546
GDL Fund (The)	189,861	1,815,071
John Hancock Tax-Advantaged Global Shareholder Yield Fund	63,891	438,292
Lazard Global Total Return and Income Fund, Inc.	34,367	530,971
Royce Global Value Trust, Inc.	79,060	795,344
Voya Infastructure, Industrials and Materials Fund	81,370	1,025,262
Wells Fargo Global Dividend Opportunity Fund	1,231	6,450
		12,869,049
GLOBAL INCOME - 0.11%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	41,123	457,699

INCOME & PREFERRED STOCK - 0.03%
Eagle Growth and Income Opportunities Fund	5,633	86,580
LMP Capital and Income Fund Inc.	3,867	49,884
		136,464
NATURAL RESOURCES - 1.93%
Adams Natural Resources Fund, Inc.	300,702	5,042,772
BlackRock Resources & Commodities Strategy Trust	378,557	3,092,811
		8,135,583
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.08%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	329,336	3,971,791
Cohen & Steers Global Income Builder, Inc.	59,334	506,119
Madison Covered Call & Equity Strategy Fund	6,526	44,573
Voya Asia Pacific High Dividend Equity Income Fund	6,410	59,998
		4,582,481
PACIFIC EX JAPAN - 0.01%
Korea Fund, Inc. (The)	1,609	47,095

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
REAL ESTATE - 2.18%
Aberdeen Global Premier Properties Fund	28,482	$171,177
CBRE Clarion Global Real Estate Income Fund	898,488	6,711,705
RMR Real Estate Income Fund	123,758	2,313,037
		9,195,919
SECTOR EQUITY - 2.15%
Gabelli Healthcare & WellnessRx Trust (The)	185,522	1,949,836
Nuveen Real Asset Income and Growth Fund	282,033	4,523,809
Tekla Healthcare Investors	118,614	2,436,332
Tekla Healthcare Opportunities Fund	8,576	151,109
		9,061,086
UTILITY - 1.10%
Duff & Phelps Global Utility Income Fund Inc.	136,221	2,035,142
Macquarie Global Infrastructure Total Return Fund Inc.	118,659	2,633,043
		4,668,185

TOTAL CLOSED-END FUNDS		86,799,976

COMMUNICATION SERVICES - 8.79%
Alphabet, Inc. - Class C *	13,002	15,255,377
Comcast Corporation - Class A	158,000	6,316,840
Facebook, Inc. - Class A *	28,000	4,667,320
Verizon Communications, Inc.	119,000	7,036,470
Walt Disney Company (The)	35,000	3,886,050
		37,162,057
CONSUMER DISCRETIONARY - 8.40%
Amazon.com, Inc. *	7,000	12,465,250
Booking Holdings Inc. *	900	1,570,419
Dollar General Corporation	7,000	835,100
Home Depot, Inc. (The)	35,000	6,716,150
Lowe's Companies, Inc.	24,000	2,627,280
McDonald's Corporation	13,000	2,468,700
NIKE, Inc. - Class B	25,000	2,105,250
O'Reilly Automotive, Inc. *	3,000	1,164,900
Ross Stores, Inc.	10,000	931,000
Starbucks Corporation	36,000	2,676,240

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 8.40% (Continued)
TJX Companies, Inc. (The)	36,000	$1,915,560
		35,475,849
CONSUMER STAPLES - 5.68%
Costco Wholesale Corporation	14,000	3,389,960
Hormel Foods Corporation	16,000	716,160
Lamb Weston Holdings, Inc.	1	75
PepsiCo, Inc.	40,000	4,902,000
Procter & Gamble Company (The)	44,000	4,578,200
Sysco Corporation	16,000	1,068,160
Walgreens Boots Alliance, Inc.	18,000	1,138,860
Walmart, Inc.	84,000	8,192,520
		23,985,935
ENERGY - 3.27%
ConocoPhillips	40,000	2,669,600
EOG Resources, Inc.	18,000	1,713,240
Exxon Mobil Corporation	108,000	8,726,400
Occidental Petroleum Corporation	10,900	721,580
		13,830,820
EXCHANGE-TRADED FUNDS - 1.68%
iShares Core S&P 500 ETF	15,000	4,268,400
SPDR S&P 500 ETF Trust	10,000	2,824,800
		7,093,200
FINANCIALS - 9.38%
Allstate Corporation (The)	13,000	1,224,340
American Express Company	16,000	1,748,800
Aon plc	7,000	1,194,900
Bank of America Corporation	224,000	6,180,160
BB&T Corporation	24,000	1,116,720
Berkshire Hathaway, Inc. - Class B *	17,000	3,415,130
Citigroup Inc.	78,700	4,896,714
CME Group Inc.	10,000	1,645,800
Intercontinental Exchange, Inc.	16,000	1,218,240
JPMorgan Chase & Co.	101,000	10,224,230
PNC Financial Services Group, Inc. (The)	14,000	1,717,240
Progressive Corporation (The)	20,000	1,441,800
Prudential Financial, Inc.	5,000	459,400

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 9.38% (Continued)
S&P Global, Inc.	8,000	$1,684,400
U.S. Bancorp	30,000	1,445,700
		39,613,574
HEALTH CARE - 12.00%
Abbott Laboratories	54,000	4,316,760
Anthem, Inc.	8,000	2,295,840
Baxter International Inc.	19,000	1,544,890
Becton, Dickinson and Company	5,000	1,248,650
Boston Scientific Corporation *	43,000	1,650,340
Centene Corporation *	16,000	849,600
Cigna Corporation	11,164	1,795,394
Eli Lilly and Company	32,000	4,152,320
HCA Healthcare, Inc.	12,000	1,564,560
Johnson & Johnson	51,000	7,129,290
Medtronic Public Limited Company	40,000	3,643,200
Merck & Co., Inc.	100,800	8,383,536
Pfizer Inc.	129,000	5,478,630
Thermo Fisher Scientific Inc.	8,000	2,189,760
UnitedHealth Group, Inc.	14,000	3,461,640
Zoetis, Inc.	10,000	1,006,700
		50,711,110
INDUSTRIALS - 7.27%
Boeing Company (The)	20,000	7,628,400
Caterpillar Inc.	10,000	1,354,900
CSX Corporation	26,900	2,012,658
Deere & Company	11,000	1,758,240
Honeywell International Inc.	11,000	1,748,120
Ingersoll-Rand Public Limited Company	8,000	863,600
Lockheed Martin Corporation	10,000	3,001,600
Norfolk Southern Corporation	10,000	1,868,900
Republic Services, Inc.	10,000	803,800
Roper Technologies, Inc.	2,500	854,925
Union Pacific Corporation	25,000	4,180,000
United Parcel Service, Inc. - Class B	28,600	3,195,764
Waste Management, Inc.	14,000	1,454,740
		30,725,647

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 17.84%
Accenture plc - Class A	14,000	$2,464,280
Apple Inc.	60,000	11,397,000
Automatic Data Processing, Inc.	13,000	2,076,620
Broadcom Inc.	12,000	3,608,520
Cisco Systems, Inc.	137,000	7,396,630
Cognizant Technology Solutions Corporation - Class A	21,000	1,521,450
Fiserv, Inc. *	14,000	1,235,920
Intel Corporation	140,200	7,528,740
Intuit Inc.	8,000	2,091,280
Mastercard Incorporated - Class A	9,700	2,283,865
Microsoft Corporation	147,400	17,384,356
Paychex, Inc.	11,000	882,200
salesforce.com, Inc. *	19,000	3,009,030
Texas Instruments Incorporated	30,000	3,182,100
Visa, Inc. - Class A	53,100	8,293,689
Xilinx, Inc.	8,000	1,014,320
		75,370,000
MATERIALS - 1.60%
Air Products and Chemicals, Inc.	7,000	1,336,720
DowDuPont Inc.	42,820	2,282,734
Ecolab Inc.	8,000	1,412,320
Linde plc	5,000	879,650
Sherwin-Williams Company (The)	2,000	861,420
		6,772,844
REAL ESTATE - 0.75%
Crown Castle International Corp.	12,000	1,536,000
Simon Property Group, Inc.	8,900	1,621,669
		3,157,669
UTILITIES - 2.00%
American Electric Power Company, Inc.	7,000	586,250
Dominion Energy, Inc.	15,000	1,149,900
DTE Energy Company	7,000	873,180
Duke Energy Corporation	12,000	1,080,000
Exelon Corporation	15,000	751,950
NextEra Energy, Inc.	9,000	1,739,880
Sempra Energy	5,000	629,300

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2019 (Unaudited)(Continued)

Description	No. of Shares	Value
UTILITIES - 2.00% (Continued)
Southern Company (The)	22,000	$1,136,960
Xcel Energy Inc.	9,000	505,890
		8,453,310

TOTAL EQUITY SECURITIES (cost - $382,765,016)		419,151,991

SHORT-TERM INVESTMENT - 0.58%
MONEY MARKET FUND - 0.58%
Fidelity Institutional Money Market Government Portfolio - Class I, 2.31% ^ (cost - $2,426,776)	2,426,776	2,426,776

TOTAL INVESTMENTS - 99.78% (cost - $385,191,792)		421,578,767

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.22%		943,826

NET ASSETS - 100.00%		$422,522,593

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2019.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2019 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2019:

Cost of portfolio investments	$385,525,175
Gross unrealized appreciation	$46,824,246
Gross unrealized depreciation	(10,770,654)
Net unrealized appreciation	$36,053,592

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Investments	$419,151,991	$-
Short-Term Investments	2,426,776	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$421,578,767	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

CORNERSTONE TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2019.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2019, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on Form N-CSR on March 7, 2019 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonetotalreturnfund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	May 24, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	May 24, 2019

*	Print the name and title of each signing officer under his or her signature.